Business Combination - Schedule of Fair Value of the Identifiable Assets Acquired and Liabilities Assumed (Details) - Dec. 31, 2024	CNY (¥)	USD ($)
Schedule of Fair Value of the Identifiable Assets Acquired and Liabilities Assumed [Line Items]
Total consideration
Younike [Member]
Schedule of Fair Value of the Identifiable Assets Acquired and Liabilities Assumed [Line Items]
Cash	21,936	3,149
Other current assets	4,821,002	692,215
Current liabilities	(4,842,938)	(695,364)
Bimai [Member]
Schedule of Fair Value of the Identifiable Assets Acquired and Liabilities Assumed [Line Items]
Cash	2,035	291
Other current assets	2,213,241	316,539
Current liabilities	(2,215,276)	(316,830)
Tapuyu and Pengcheng Keyi [Member]
Schedule of Fair Value of the Identifiable Assets Acquired and Liabilities Assumed [Line Items]
Cash	161,638	25,335
Other current assets	1,701,734	266,815
Current liabilities	¥ (1,863,372)	$ (292,150)